Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2019	Current	Deferred	Total
U.S. Federal	$726	$(726)	$—
State	(5,805)	—	(5,805)
Totals	$(5,079)	$(726)	$(5,805)
Fiscal year ended October 31, 2018	Current	Deferred	Total
U.S. Federal	$14,163	$(49,281)	$(35,118)
State	18,467	—	18,467
Totals	$32,630	$(49,281)	$(16,651)
Fiscal year ended October 31, 2017	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(5,438)	—	(5,438)
Totals	$(5,438)	$—	$(5,438)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2019	2018	2017
“Expected” income taxes (benefit)	$(1,191,776)	$243,772	$(593,031)
Increase (reduction) in income tax expense (benefit) resulting from:
Remeasurement of deferred taxes related to the Tax Act	—	1,272,517	—
State income taxes, net of federal benefit	(12,875)	2,641	(29,422)
Meals and Entertainment	17,999	24,661	32,119
Provision to return reconciliation adjustment	6,400	(57,118)	18,064
Excess tax benefits related to share-based compensation	(90,603)	—	—
Non-deductible officers' compensation	31,456	—	—
Other differences, net	3,434	964	4,503
Change in valulation allowance	1,230,160	(1,504,088)	562,329
Reported income tax benefit	$(5,805)	$(16,651)	$(5,438)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2019	2018
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$54,370	$36,779
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	769,871	780,446
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	111,677	472,641
Share-based compensation expense	20,410	474,163
Net operating loss carryforwards	2,374,774	528,939
AMT credit carryforwards	50,007	49,281
Other	175,580	59,219
Total gross deferred tax assets	3,556,689	2,401,468
Valuation allowance	(3,348,645)	(2,118,487)
Net deferred tax assets	208,044	282,981
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(155,461)	(231,672)
Other receivables, due to accrual for financial reporting purposes	(2,576)	(2,028)
Total gross deferred tax liabilities	(158,037)	(233,700)
Net deferred tax asset	$50,007	$49,281

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2019	2018
Unrecognized tax benefits balance at beginning of year	$60,147	$65,549
Gross decreases for tax positions of prior years	(11,206)	(7,708)
Gross increases for current year tax positions	—	2,306
Unrecognized tax benefits balance at end of year	$48,941	$60,147